Transactions with Related Parties, textual 3 (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) Vote $ / shares	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Aggregate price of preferred shares issued	$ 26	$ 26
Due to related parties, current	400	596
Investments in related parties	8,122	7,644
OceanPal Inc
Related Party Transaction [Line Items]
Due to related parties, current	70	70
Investments in related parties	$ 7,744	$ 7,644
Preferred Stock Series B | OceanPal Inc
Related Party Transaction [Line Items]
Preferred Stock Number Of Voting Rights | Vote	2,000
Maximum percentage of votes as a percentage of total votes	34.00%
Maximum total number of votes entitled to vote, including common stock or any other voting security	49.00%
Preferred Stock Series C | OceanPal Inc
Related Party Transaction [Line Items]
Conversion price | $ / shares	$ 6.5
Cumulative preferred dividend accruing rate	8.00%
Aggregate price of preferred shares issued	$ 10,000
Dividend income	$ 400